CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (Note 2.l)
Telecom services	$ 5,985	$ 6,018	$ 5,674
Telecom product sales	1,566	1,677	1,392
Video advertising	6,501	7,017
Total revenues	14,052	14,712	7,066
Cost of revenues
Telecom services	2,248	2,546	2,384
Telecom product sales	460	522	509
Video advertising	4,205	5,346
Total cost of revenues	6,913	8,414	2,893
Gross profit	7,139	6,298	4,173
Operating expenses
Research and development	2,763	1,805	1,387
Selling and marketing	2,343	2,225	1,868
General and administrative	3,472	3,459	2,459
Goodwill and technology impairments, net of change in contingent earn-out consideration	4,245	3,514
Total operating expenses	12,823	11,003	5,714
Operating loss	(5,684)	(4,705)	(1,541)
Financial expense, net	(17)	(17)	(95)
Loss before taxes on income	(5,701)	(4,722)	(1,636)
Taxes on income (tax benefit), net (Note 11)	(507)	194	54
Net loss from continuing operations	(5,194)	(4,916)	(1,690)
Income (loss) from discontinued operations	(27)	177	80
Net loss	$ (5,221)	$ (4,739)	$ (1,610)
Net loss per share:
Basic and diluted net loss per ordinary share from continuing operations	$ (0.62)	$ (0.68)	$ (0.36)
Basic and diluted net earnings per ordinary share from discontinued operations	0.00	0.02	0.02
Basic and diluted net loss per share	$ (0.62)	$ (0.66)	$ (0.34)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	8,452,280	7,174,991	4,670,964